Related Parties and Related Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 28, 2022	Mar. 28, 2025	Dec. 27, 2024	Sep. 27, 2024	Mar. 29, 2024	Dec. 29, 2023	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022	Feb. 22, 2025	Feb. 21, 2025
Related Party Transaction [Line Items]
Related party transaction									$ 290
Property, Plant and Equipment, Net		$ 603					$ 603		791
Net transfers to Western Digital Corporation, including spin-off-related adjustments		(1,076)	$ (92)	$ 583	$ 63	$ 152			275	$ 376	$ (922)
Tax indemnification liability		110					110		0
The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Costs incurred associated with reduction in utilization	$ 207								36
Property, Plant and Equipment, Net									791	933
Net transfers to Western Digital Corporation, including spin-off-related adjustments									275	376	(922)
Flash Ventures | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net									$ 162
Ownership percentage									49.90%
Kioxia [Member] | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Ownership percentage									50.10%
Related Party
Related Party Transaction [Line Items]
Accounts payable		$ 395					$ 395		$ 313
Investment funding commitments, percentage		50.00%					50.00%
Manufacturing capacity percent operating		100.00%					100.00%
Costs incurred associated with reduction in utilization							$ 24	$ 249
Repayments of debt							6
Net transfers to Western Digital Corporation, including spin-off-related adjustments							(585)	234
Tax indemnification liability		$ 2					2					$ 112	$ 112
Notes payable		550					550
Related Party | WDC Subsidiaries
Related Party Transaction [Line Items]
Notes payable		553					553
Related Party | Research And Development Commitments
Related Party Transaction [Line Items]
Related party transaction		40
Related Party | Transition Services Agreement Expenses
Related Party Transaction [Line Items]
Related party transaction		2
Related Party | Transition Services Agreement Expenses, Next Twelve Months
Related Party Transaction [Line Items]
Related party transaction							10
Related Party | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Accounts payable									$ 313	292
Investment funding commitments, percentage									50.00%
Manufacturing capacity percent operating									100.00%
Costs incurred associated with reduction in utilization									$ 249	286
Notes payable									712	856
Related Party | Flash Ventures
Related Party Transaction [Line Items]
Payments for equity method investments							2,900	$ 2,500
Accounts payable		283					283		313
Related Party | Flash Ventures | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Payments for equity method investments									3,350	4,200	$ 4,700
Accounts payable									313	$ 292
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments
Related Party Transaction [Line Items]
Other commitment		938					938
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Other commitment									74
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | Other current assets
Related Party Transaction [Line Items]
Other commitment		127					127
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | Other noncurrent assets
Related Party Transaction [Line Items]
Other commitment		$ 811					$ 811
Related Party | K1, K2, And Y7 Facilities | Future Building Depreciation Payments | Other noncurrent assets | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Other commitment									523
Related Party | Flash Ventures | Future Building Depreciation Payments
Related Party Transaction [Line Items]
Exchange rate		150.43					150.43
Other commitment		$ 292					$ 292
To be paid remainder of fiscal year		39					39
To be paid year one		31					31
To be paid year two		116					116
To be paid year three		93					93
To be paid year four		$ 13					13
Related party transaction							$ 263
Related Party | Flash Ventures | Future Building Depreciation Payments | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Other commitment									610
To be paid remainder of fiscal year									372
To be paid year one									29
To be paid year two									109
To be paid year three									87
To be paid year four									$ 13
Related Party | Minimum
Related Party Transaction [Line Items]
Investment funding commitments, percentage		49.90%					49.90%
Related Party | Maximum
Related Party Transaction [Line Items]
Investment funding commitments, percentage		50.00%					50.00%
Related Party | Western Digital Corp | Minimum | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Investment funding commitments, percentage									49.90%
Related Party | Western Digital Corp | Maximum | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Investment funding commitments, percentage									50.00%